TAXES ON INCOME (Schedule Of Income (Loss) Before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Domestic	$ (20,850)	$ (5,430)	$ (24,192)
Foreign	3,607	1,611	10,697
Loss before taxes	$ (17,243)	$ (3,819)	$ (13,495)